Nature of Business and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Accounting Policies [Abstract]
Nature of Business and Summary of Significant Accounting Policies

NOTE 1 – NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements include the accounts of Citizens Community Bancorp, Inc. (the “Company”) and its wholly owned subsidiary, Citizens Community Federal N.A. (the “Bank”), and have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial statements. As used in this quarterly report, the terms “we”, “us”, “our”, and “Citizens Community Bancorp, Inc.” mean the Company and its wholly owned subsidiary, the Bank, unless the context indicates other meaning.

The Bank is a national banking association (a “National Bank”) and operates under the title of Citizens Community Federal National Association (“Citizens Community Federal N.A.”). The Company is a bank holding company, supervised by the Federal Reserve Bank of Minneapolis (the “FRB”), and operates under the title of Citizens Community Bancorp, Inc. The U.S. Office of the Comptroller of the Currency (the “OCC”), is the primary federal regulator for the Bank.

The consolidated income of the Company is principally derived from the income of the Bank, the Company’s wholly owned subsidiary. The Bank originates commercial, agricultural, residential, consumer and commercial and industrial (C&I) loans and accepts deposits from customers, primarily in Wisconsin, Minnesota and Michigan. The Bank operates 16 full-service offices, 14 stand-alone locations and 2 branches located inside Walmart Supercenters. As previously announced, one branch office located in Lake Orion, Michigan, will be closing on June 28, 2017. A second branch office located in Ridgeland, Wisconsin, will be closing on June 30, 2017. After the branch closures, the Bank will operate 14 full-service offices, 12 stand-alone locations and 2 branches predominantly located inside Walmart Supercenters.

The Bank is subject to competition from other financial institutions and non-financial institutions providing financial products. Additionally, the Bank is subject to the regulations of certain regulatory agencies and undergoes periodic examination by those regulatory agencies.

In preparing these consolidated financial statements, we evaluated the events and transactions that occurred subsequent to the balance sheet date as of March 31, 2017 and through the date the financial statements were available to be issued for items that should potentially be recognized or disclosed in these consolidated financial statements.

Effective May 16, 2016, Community Bank of Northern Wisconsin (“CBN”) was acquired through merger (“Merger”) by the Bank. The Merger was consummated pursuant to the terms of a Plan and Agreement of Merger (“Merger Agreement”), dated February 10, 2016, as amended by the First Amendment to Agreement and Plan of Merger dated as of May 13, 2016 by and among the Bank, Old Murry Bancorp, Inc. (“Old Murry”), the controlling shareholders of Old Murry, and CBN. In accordance with the terms of the Merger Agreement, the Bank agreed to purchase all of the assets and assume all of the liabilities of CBN. The total purchase price paid in cash by the Bank was $17,447, which represented a $16,762 book value of the CBN as of April 30, 2016, less a capital dividend of $4,342 declared by CBN to Old Murry, plus a $5,000 fixed premium and daily interest through May 16, 2016 in the amount of $27. The purchase price was funded by $11,000 of debt, and the remaining $6,447 of cash.

On March 17, 2017, Citizens Community Bancorp, Inc. (“The Company”) and Wells Financial Corp., a Minnesota corporation (“Wells”) entered into an Agreement and Plan of Merger (the “Merger Agreement”). Under the Merger Agreement, Wells will merge with and into CCBI with CCBI surviving the merger (the “Merger”) in a transaction valued at approximately $39,800.

Pursuant to the terms and subject to the conditions of the Merger Agreement, which has been approved by the boards of directors of each of CCBI and Wells, the Merger Agreement provides for the payment to Wells stockholders of total consideration of $51.00 per share, consisting of (i) $41.31 in cash and (ii) .7636 shares of CCBI common stock. The stock consideration is subject to a pricing collar adjustment in certain circumstances based on CCBI’s common stock price at the time of closing. In the event of a termination of the Merger Agreement, Wells may be required to pay a termination fee of $1,600.

At the closing of the Merger Agreement, Wells Federal Bank, a Minnesota state-chartered bank and a wholly-owned subsidiary of Wells (“Wells Bank”) and Citizens Community Federal N.A. (“The Bank”), will enter into an Agreement and Plan of Merger pursuant to which Wells Bank will merge with and into CCFBank, with CCFBank surviving the bank merger.

The Merger Agreement contains customary representations, warranties and covenants made by each of Wells and CCBI. Completion of the Merger is subject to certain conditions, including, among others, (i) the approval of the Merger Agreement by Wells’ stockholders; (ii) the absence of governmental orders prohibiting or actions seeking to prohibit the Merger; (iii) the receipt of certain governmental and regulatory approvals; (iv) the absence of an event that would have or could reasonably be expected to have a material adverse effect on Wells or CCBI; and (v) the receipt by Wells of certain third-party consents. The Merger is expected to close during the fourth fiscal quarter of 2017.

The accompanying consolidated interim financial statements are unaudited. However, in the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Unless otherwise stated herein, and except for shares and per share amounts, all amounts are in thousands.

As disclosed in our Annual Report on Form 10-K for the fiscal year ended September 30, 2016, which was filed on December 29, 2016, we have restated the unaudited interim and audited annual financial statements for the fiscal years ended September 30, 2014 and 2015 and the quarterly periods ended December 31, 2015, March 31, 2016 and June 30, 2016 (the “Restated Periods”) due to errors identified in such financial statements related to the accrual for professional expenses for the Restated Periods. The effect of these restatements on the Company’s quarterly consolidated statements of operations for the three and six months ended March 31, 2016 compared to the initially reported results, are as follows: Total non-interest expense increased by $43 for the quarter ended March 31, 2016 and $64 for the six months ended March 31, 2016. Net income decreased by $26 for the quarter ended March 31, 2016 and $39 for the six months ended March 31, 2016. The effects of the restatements on the Company’s consolidated balance sheets, consolidated statements of cash flows and earnings per share for the restated three and six months ended March 31, 2016 were not material. For additional details on the effects of the restatement on certain line items within our previously reported financial statements during the Restated Periods, please refer to the following portions of this Quarterly Report on Form 10-Q: Part 1, Item 1. Financial Statements, Item 2. Management’s Discussion and Analysis of Financial Condition and Results of Operations and Item 4. Controls and Procedures, as well as the following portions of our Annual Report on Form 10-K: Explanatory Note Regarding Restatement; Part II, Item 7 Management’s Discussion and Analysis of Financial Condition and Results of Operations, Item 8 Financial Statements and Supplementary Data, Note 2, Restatement of Previously Issued Financial Statements, and Item 9A Controls and Procedures.

Principles of Consolidation – The accompanying consolidated financial statements include the accounts of the Company and the Bank. All significant intercompany accounts and transactions have been eliminated.

Use of Estimates – Preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying disclosures. These estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future. Estimates are used in accounting for, among other items, fair value of financial instruments, the allowance for loan losses, valuation of acquired intangible assets, useful lives for depreciation and amortization, indefinite-lived intangible assets and long-lived assets, deferred tax assets, uncertain income tax positions and contingencies. Management does not anticipate any material changes to estimates made herein in the near term. Factors that may cause sensitivity to the aforementioned estimates include, but are not limited to, external market factors such as market interest rates and unemployment rates, changes to operating policies and procedures, and changes in applicable banking regulations. Actual results may ultimately differ from estimates, although management does not generally believe such differences would materially affect the consolidated financial statements in any individual reporting period.

Investment Securities; Held to Maturity and Available for Sale – Management determines the appropriate classification of investment securities at the time of purchase and reevaluates such designation as of the date of each balance sheet. Securities are classified as held to maturity when the Company has the positive intent and ability to hold the securities to maturity. Held to maturity securities are stated at amortized cost. Investment securities not classified as held to maturity are classified as available for sale. Available for sale securities are stated at fair value, with unrealized holding gains and losses deemed other than temporarily impaired due to non-credit issues being reported in other comprehensive income (loss), net of tax. Unrealized losses deemed other-than-temporary due to credit issues are reported in the Company’s net income in the period in which the losses arise. Interest income includes amortization of purchase premium or accretion of purchase discount. Amortization of premiums and accretion of discounts are recognized in interest income using the interest method over the estimated lives of the underlying securities.

The Company evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. As part of such monitoring, the credit quality of individual securities and their issuer is assessed. Significant inputs used to measure the amount of other-than-temporary impairment related to credit loss include, but are not limited to, default and delinquency rates of the underlying collateral, remaining credit support, and historical loss severities. Adjustments to market value of available for sale securities that are considered temporary are recorded as separate components of equity, net of tax. If the unrealized loss of a security is identified as other-than-temporary based on information available, such as the decline in the creditworthiness of the issuer, external market ratings, or the anticipated or realized elimination of associated dividends, such impairments are further analyzed to determine if credit loss exists. If there is a credit loss, it will be recorded in the Company’s consolidated statement of operations. Unrealized losses on available for sale securities, other than credit, will continue to be recognized in other comprehensive income (loss), net of tax.

Loans – Loans that management has the intent and ability to hold for the foreseeable future, until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, and net of deferred loan fees and costs. Interest income is accrued on the unpaid principal balance of these loans. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the interest method without anticipating prepayments. Delinquency fees are recognized into income when chargeable, assuming collection is reasonably insured.

Interest income on commercial, mortgage and consumer loans is discontinued according to the following schedules:

•	Commercial/agricultural real estate loans past due 90 days or more;

•	Commercial/agricultural non-real estate loans past due 90 days or more;

•	Closed end consumer non-real estate loans past due 120 days or more; and

•	Residential real estate loans and open ended consumer non-real estate loans past due 180 days or more.

Past due status is based on the contractual terms of the loan. In all cases, loans are placed on nonaccrual status or charged off at an earlier date if collection of principal or interest is considered doubtful. All interest accrued but not received for a loan placed on nonaccrual status is reversed against interest income. Interest received on such loans is accounted for on the cash basis or cost recovery method, and is generally applied against principal, until qualifying for return to accrual status. Loans are returned to accrual status when payments are made that bring the loan account current with the contractual term of the loan and a 6 month payment history has been established. Interest on impaired loans considered troubled debt restructurings (“TDRs”) or substandard, less than 90 days delinquent, is recognized as income as it accrues based on the revised terms of the loan over an established period of continued payment. Substandard loans, as defined by the OCC, our primary banking regulator, are loans that are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any.

Residential real estate loans and open ended consumer loans are charged off to estimated net realizable value less estimated selling costs at the earlier of when (a) the loan is deemed by management to be uncollectible, or (b) the loan becomes past due 180 days or more. Closed end consumer loans are charged off to net realizable value at the earlier of when (a) the loan is deemed by management to be uncollectible, or (b) the loan becomes past due 120 days or more. Commercial loans, including agricultural and C&I loans, are charged off to net realizable value at the earlier of when (a) the loan is deemed by management to be uncollectible, or (b) the loan becomes past due 180 days or more for open ended loans or loans secured by real estate collateral, or the loan becomes 120 days past due or more for loans secured by non-real estate collateral.

The Company defines Acquired Loans as all loans acquired in a business combination accounted for under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, “Business Combinations”. These loans include, but are not limited to loans accounted for under FASB ASC 310-30, “Loans and Debt Securities Acquired with Deteriorated Credit Quality” as discussed below. All other loans are defined as Originated Loans.

Allowance for Loan Losses – The allowance for loan losses (“ALL”) is a valuation allowance for probable and inherent credit losses in our loan portfolio. Loan losses are charged against the ALL when management believes that the collectability of a loan balance is unlikely. Subsequent recoveries, if any, are credited to the ALL. Management estimates the required ALL balance taking into account the following factors: past loan loss experience; the nature, volume and composition of our loan portfolio; known and inherent risks in our loan portfolio; information about specific borrowers’ ability to repay; estimated collateral values; current economic conditions; and other relevant factors determined by management. The ALL consists of specific and general components. The specific component relates to loans that are individually classified as impaired. The general component covers non-impaired loans and is based on historical loss experience adjusted for certain qualitative factors. The entire ALL balance is available for any loan that, in our management’s judgment, should be charged off.

A loan is impaired when full payment under the loan terms is not expected. Impaired loans consist of all TDRs, as well as individual substandard loans not considered a TDR when full payment under the loan terms is not expected. All TDRs are individually evaluated for impairment. See Note 3, “Loans, Allowance for Loan Losses and Impaired Loans” for more information on what we consider to be a TDR. If a TDR or substandard loan is deemed to be impaired, a specific ALL allocation may be established so that the loan is reported, net, at the lower of (a) outstanding principal balance, (b) the present value of estimated future cash flows using the loan’s existing rate; or (c) at the fair value of any collateral, less estimated disposal costs, if repayment is expected solely from the underlying collateral of the loan. For TDRs less than 90 days past due, and certain substandard loans that are less than 90 days delinquent, the likelihood of the loan migrating to over 90 days past due is also taken into account when determining the specific ALL allocation for these particular loans. Large groups of smaller balance homogeneous loans, such as consumer and residential real estate loans, as well as non-TDR commercial loans, are collectively evaluated for impairment, and accordingly, are not separately identified for impairment disclosures.

Loans Acquired through Business Combination with Deteriorated Credit Quality—ASC Topic 310-30, “Loan and Debt Securities Acquired with Deteriorated Credit Quality”, applies to loans acquired in a business combination that have evidence of deterioration of credit quality since origination and for which it is probable, at acquisition, that we will be unable to collect all contractually required payments receivable. In accordance with this guidance, these loans are initially recorded at fair value (as determined by the present value of expected future cash flows) with no valuation allowance. The difference between the undiscounted cash flows expected at acquisition and the investment in the loan, or the “accretable yield”, is recognized as interest income over the life of the loans using a method that approximates the level-yield method. Contractually required payments for interest and principal that exceed the undiscounted cash flows expected at acquisition, or the “nonaccretable difference”, are not recognized as a yield adjustment, a loss accrual, or a valuation allowance, Increases in expected cash flows subsequent to the initial investment are recognized prospectively through adjustment of the yield on the loan over its remaining life. Decreases in expected cash flows are recognized as impairments. Valuation allowances on these impaired loans reflect only losses incurred after the acquisition.

Foreclosed and Repossessed Assets, net – Assets acquired through foreclosure or repossession are initially recorded at fair value, less estimated costs to sell, which establishes a new cost basis. If the fair value declines subsequent to foreclosure or repossession, a valuation allowance is recorded through expense. Costs incurred after acquisition are expensed and are included in non-interest expense, other on our Consolidated Statements of Operations.

Goodwill—Goodwill resulting from the acquisition by merger of CBN was determined as the excess of the fair value of the consideration transferred, over the fair value of the net assets acquired, less liabilities assumed in the acquisition by merger, as of the acquisition date. Goodwill resulting from the selective purchase of loans and deposits from Central Bank in February 2016 was determined as the excess of the Premium Deposit less the Core Deposit Intangible as of the acquisition date. Goodwill is determined to have an indefinite useful life, and is not amortized. Goodwill is tested for impairment at least annually or more frequently if events and circumstances exist that indicate that a goodwill impairment test should be performed.

Income Taxes – The Company accounts for income taxes in accordance with the FASB ASC Topic 740, “Income Taxes.” Under this guidance, deferred taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates that will apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income or expense in the period that includes the enactment date. See Note 6, “Income Taxes” for details on the Company’s income taxes.

The Company regularly reviews the carrying amount of its net deferred tax assets to determine if the establishment of a valuation allowance is necessary. If based on the available evidence, it is more likely than not that all or a portion of the Company’s net deferred tax assets will not be realized in future periods, a deferred tax valuation allowance would be established. Consideration is given to various positive and negative factors that could affect the realization of the deferred tax assets. In evaluating this available evidence, management considers, among other things, historical performance, expectations of future earnings, the ability to carry back losses to recoup taxes previously paid, the length of statutory carryforward periods, any experience with utilization of operating loss and tax credit carryforwards not expiring, tax planning strategies and timing of reversals of temporary differences. Significant judgment is required in assessing future earnings trends and the timing of reversals of temporary differences. Accordingly, the Company’s evaluation is based on current tax laws as well as management’s expectations of future performance.

Earnings Per Share – Basic earnings per common share is net income or loss divided by the weighted average number of common shares outstanding during the period. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable during the period, consisting of stock options outstanding under the Company’s stock incentive plans that have an exercise price that is less than the Company’s stock price on the reporting date.

Operating Segments—While our chief decision makers monitor the revenue streams of the various banking products and services, operations are managed and financial performance is evaluated on a Company-wide basis. Accordingly, all of the Company’s banking operations are considered by management to be aggregated in one reportable operating segment.

Reclassifications – Certain items previously reported were reclassified for consistency with the current presentation.

Recent Accounting Pronouncements—In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08, “Receivables—Nonrefundable fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium. For public entities, ASU 2017-08 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company has not yet evaluated the potential effects of adopting ASU 2017-08 on the Company’s consolidated results of operations, financial position or cash flows.

In February 2017, the FASB issued ASU 2017-05, “Other Income—Gains and Losses from the Derecognition of Non-financial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Non-financial Assets. ASU 2017-05 clarifies previously issued ASU 2014-09, primarily with respect to (a) derecognition of an in substance non-financial asset, and (b) partial sales of non-financial assets. For public entities, ASU 2017-05 is effective at the same time of adoption of ASU 2014-09, “Revenue from Contracts with Customers (Topic 606),” which is for annual reporting periods beginning after December 15, 2017 and related interim periods. Early adoption is not permitted. The Company expects the adoption of ASU 2017-05 will have no material effect on the Company’s consolidated results of operations, financial position or cash flows.

In January, 2017, the FASB issued ASU 2017-04, “Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” ASU 2017-04 intends to simplify how an entity is required to test goodwill impairment. For public entities, ASU 2017-04 is effective for fiscal years beginning after December 15, 2019, and any related interim annual goodwill impairment tests thereon. The Company expects the adoption of ASU 2017-04 will have no material effect on the Company’s consolidated results of operations, financial position or cash flows.

In January, 2017, the FASB issued ASU 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business.” ASU 2017-01 narrows the definition of a “business” with respect to accounting for business combinations. For public entities, ASU 2017-01 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company expects the adoption of ASU 2017-01 will have no material effect on the Company’s consolidated results of operations, financial position or cash flows.

In June, 2016 the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments.” ASU 2016-13 is intended to provide financial statement users with more decision-useful information about the excepted credit losses on financial instruments and other commitments to extend credit. For public entities, ASU 2016-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company has not yet evaluated the potential effects of adopting ASU 2016-13 on the Company’s consolidated results of operations, financial position or cash flows. We are currently assessing the impact of the standard and evaluating credit loss models. We expect a significant effort to develop new or modified credit loss models and that the timing of the recognition of credit losses will accelerate under the new standard.

In May 2016, the FASB issued ASU 2016-12, “Revenue from Contracts with Customers (Topic 606); Narrow-Scope Improvements and Practical Expedients.” ASU 2016-12 is intended to address certain specific issues identified by the FASB-IASB Joint Transition Resource Group for Revenue Recognition with respect to ASU 2014-09, “Revenue from Contracts with Customers (Topic 606).” For public entities, ASU 2016-12 is effective on a retrospective basis for the annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is not permitted. The Company expects the adoption of ASU 2016-12 will have no material effect on the Company’s consolidated results of operations, financial position or cash flows. This guidance does not apply to revenue associated with financial instruments, including loans, securities and derivatives that are accounted for under other U.S. GAAP guidance. For that reason, we do not expect it to have a material impact on our consolidated results of operations for the elements of the statement of operations associated with financial instruments, including securities gains, interest income, and interest expense. However, we do believe that the new standard will result in new disclosure requirements. We are currently in the process of reviewing contracts to assess the impact of the new guidance on our service offerings that are within the scope of the guidance included in non-interest income; such as service charges, payment processing fees, and other service fees. The Company is continuing to evaluate the effect of the new guidance on revenue sources other than financial instruments on our financial position and consolidated results of operations.

In March 2016, the FASB issued ASU 2016-09, “Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting.” ASU 2016-09 is intended to simplify certain areas of share-based payment transaction accounting, including the income tax consequences, equity or liability classification of certain share awards, and classification on the statement of cash flows. ASU 2016-09 is effective for the annual periods, and interim periods within those annual periods, beginning after December 15, 2016. Early adoption is permitted. The Company is currently evaluating the effect on the consolidated results of operations, financial position and cash flows.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”. ASU 2016-02 is intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 is effective for the annual periods, and interim periods within those annual periods, beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the provisions of ASU 2016-02, but expects to report increased assets and liabilities as a result of reporting additional leases on the Company’s consolidated balance sheet.

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments-overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”. ASU 2016-01 is intended to address certain aspects of recognition, measurement, presentation and disclosure of financial instruments. For public entities, ASU 2016-01 is effective for the annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is not permitted, except for certain provisions of ASU 2016-01, which are not applicable to the Company. The Company expects the adoption of ASU 2016-01 to have no material effect on the Company’s consolidated results of operations, financial position or cash flows.

NOTE 1 – NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of Citizens Community Federal N.A. (the “Bank”) included herein have been included by its parent company, Citizens Community Bancorp, Inc. (the “Company”) pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). As used in this annual report, the terms “we”, “us”, “our”, and “Citizens Community Bancorp, Inc.” mean the Company and its wholly owned subsidiary, the Bank, unless the context indicates other meaning.

On April 16, 2014, the U.S. Office of the Comptroller of the Currency (the “OCC”), the primary federal regulator for the Company and the Bank, provided written notice to the Bank of the OCC’s approval for the Bank to convert to a national banking association (a “National Bank”) and operate under the title of Citizens Community Federal National Association (“Citizens Community Federal N.A.”). The consummation of the conversion to a National Bank was effective as of May 31, 2014.

On April 18, 2014, Citizens Community Bancorp, Inc. received written notice from the Federal Reserve Bank of Minneapolis (the “FRB”) notifying the Company of the FRB’s approval of the Company becoming a bank holding company as a result of the conversion of the Bank from a federally-chartered savings bank to a National Bank, which approval was also effective as of May 31, 2014.

The consolidated income of the Company is principally derived from the income of the Bank, the Company’s wholly owned subsidiary. The Bank originates residential, commercial, agricultural, consumer and commercial and industrial (C&I) loans and accepts deposits from customers, primarily in Wisconsin, Minnesota and Michigan. The Bank operates 20 full-service offices; thirteen stand-alone locations and 7 in-store branches.

In August 2016, we announced the closing of four in-store branches located in Eastern Wisconsin, effective November 2016. We incurred accelerated depreciation costs totaling $89 and additional salaries and related benefits costs totaling $56 related to these branch closures as of September 30, 2016. We intend to continue to review our branch network to deploy assets and capital in growth markets and exit markets where we believe have limited growth opportunities. Through all of our branch locations in Wisconsin, Minnesota and Michigan, we provide a variety of commercial and consumer banking products and services to customers, including online and mobile banking options.

The Bank is subject to competition from other financial institutions and non-financial institutions providing financial products. Additionally, the Bank is subject to the regulations of certain regulatory agencies and undergoes periodic examination by those regulatory agencies.

In preparing these consolidated financial statements, we evaluated the events and transactions occurring subsequent to the balance sheet date of September 30, 2016 through the date on which the consolidated financial statements were available to be issued for items that should potentially be recognized or disclosed in these consolidated financial statements. As of December 16, 2016, there were no subsequent events which required recognition or disclosure.

Unless otherwise stated, all monetary amounts in these Notes to Consolidated Financial Statements, other than share, per share and capital ratio amounts, are stated in thousands.

Principles of Consolidation – The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Citizens Community Federal N.A. All significant inter-company accounts and transactions have been eliminated.

Use of Estimates—Preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying disclosures. These estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future. Estimates are used in accounting for, among other items, fair value of financial instruments, the allowance for loan losses, foreclosed and repossessed assets, valuation of acquired intangible assets, useful lives for depreciation and amortization, indefinite-lived intangible assets and long-lived assets, stock based compensation, deferred tax assets, uncertain income tax positions and contingencies. Management does not anticipate any material changes to estimates made herein in the near term. Factors that may cause sensitivity to the aforementioned estimates include but are not limited to: those items described under the caption “Risk Factors” in Item 1A of the accompanying annual report on Form 10-K for the year ended September 30, 2016 and external market factors such as market interest rates and employment rates, changes to operating policies and procedures, and changes in applicable banking regulations. Actual results may ultimately differ from estimates, although management does not generally believe such differences would materially affect the consolidated financial statements in any individual reporting period.

Cash and Cash Equivalents—For purposes of reporting cash flows in the consolidated financial statements, cash and cash equivalents include cash, due from banks, and interest bearing deposits with original maturities of three months or less.

Investment Securities; Held to Maturity and Available for Sale – Management determines the appropriate classification of investment securities at the time of purchase and reevaluates such designation as of the date of each balance sheet. Securities are classified as held to maturity when the Company has the positive intent and ability to hold the securities to maturity. Held to maturity securities are stated at amortized cost. Investment securities not classified as held to maturity are classified as available for sale. Available for sale securities are stated at fair value, with unrealized holding gains and losses being reported in other comprehensive income (loss), net of tax. Unrealized losses deemed other-than-temporary due to credit issues are reported in the Company’s net income in the period in which the losses arise. Interest income includes amortization of purchase premium or accretion of purchase discount. Amortization of premiums and accretion of discounts are recognized in interest income using the interest method over the estimated lives of the securities.

The Company evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. As part of such monitoring, the credit quality of individual securities and their issuer is assessed. Significant inputs used to measure the amount of other-than-temporary impairment related to credit loss include, but are not limited to; the Company’s intent and ability to sell the debt security prior to recovery, that it is more likely than not that the Company will not sell the security prior to recovery, default and delinquency rates of the underlying collateral, remaining credit support, and historical loss severities. Adjustments to market value of available for sale securities that are considered temporary are recorded in other comprehensive income or loss as separate components of stockholders’ equity, net of tax. If the unrealized loss of a security is identified as other-than-temporary based on information available, such as the decline in the creditworthiness of the issuer, external market ratings, or the anticipated or realized elimination of associated dividends, such impairments are further analyzed to determine if credit loss exists. If there is a credit loss, it will be recorded in the Company’s consolidated statement of operations. Non-credit components of the unrealized losses on available for sale securities will continue to be recognized in other comprehensive income (loss), net of tax.

Loans – Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, and net of deferred loan fees and costs. Interest income is accrued on the unpaid principal balance of these loans. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the interest method without anticipating prepayments. Delinquency fees are recognized into income when chargeable, assuming collection is reasonably insured.

Interest income on commercial, mortgage and consumer loans is discontinued according to the following schedules:

•	Commercial/agricultural real estate loans past due 90 days or more;

•	Commercial/agricultural non-real estate loans past due 90 days or more;

•	Closed ended consumer non-real estate loans past due 120 days or more; and

•	Residential real estate loans and open ended consumer non-real estate loans past due 180 days or more.

Past due status is based on the contractual terms of the loan. In all cases, loans are placed on nonaccrual status or charged off at an earlier date if collection of principal or interest is considered doubtful. All interest accrued but not received for a loan placed on nonaccrual status is reversed against interest income. Interest received on such loans is accounted for on the cash basis or cost recovery method until qualifying for return to accrual status. Loans are returned to accrual status when payments are made that bring the loan account current with the contractual term of the loan and a 6 month payment history has been established. Interest on impaired loans considered troubled debt restructurings (“TDRs”) or substandard, less than 90 days delinquent, is recognized as income as it accrues based on the revised terms of the loan over an established period of continued payment. Substandard loans, as defined by the OCC, our primary banking regulator, are loans that are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any.

Residential real estate loans and open ended consumer non-real estate loans are charged off to estimated net realizable value less estimated selling costs at the earlier of when (a) the loan is deemed by management to be uncollectible, or (b) the loan becomes past due 180 days or more. Closed ended consumer non-real estate loans are charged off to net realizable value at the earlier of when (a) the loan is deemed by management to be uncollectible, or (b) the loan becomes past due 120 days or more. Commercial/agricultural real estate and non-real estate loans are charged off to net realizable value at the earlier of when (a) the loan is deemed by management to be uncollectible, or (b) the loan becomes past due 90 days or more.

Allowance for Loan Losses – The allowance for loan losses (“ALL”) is a valuation allowance for probable and inherent credit losses in our loan portfolio. Loan losses are charged against the ALL when management believes that the collectability of a loan balance is unlikely. Subsequent recoveries, if any, are credited to the ALL. Management estimates the required ALL balance taking into account the following factors: past loan loss experience; the nature, volume and composition of our loan portfolio; known and inherent risks in our portfolio; information about specific borrowers’ ability to repay; estimated collateral values; current economic conditions; and other relevant factors determined by management. The ALL consists of specific and general components. The specific component relates to loans that are individually classified as impaired. The general component covers non-impaired loans and is based on historical loss experience adjusted for certain qualitative factors. The entire ALL balance is available for any loan that, in management’s judgment, should be charged off.

A loan is impaired when full payment under the loan terms is not expected. Impaired loans consist of all TDRs, as well as individual substandard loans not considered a TDR, when full payment under the loan terms is not expected. All TDRs are individually evaluated for impairment. See Note 5, “Loans, Allowance for Loan Losses and Impaired Loans” for more information on what we consider to be a TDR. For TDR’s or substandard loans deemed to be impaired, a specific ALL allocation may be established so that the loan is reported, net, at the lower of (a) its outstanding principal balance; (b) the present value of the loan’s estimated future cash flows using the loan’s existing rate; or (c) at the fair value of any loan collateral, less estimated disposal costs, if repayment is expected solely from the underlying collateral of the loan. For TDRs less than 90+ days past due, and certain substandard loans that are less than 90+ days delinquent, the likelihood of the loan migrating to over 90 days past due is also taken into account when determining the specific ALL allocation for these particular loans. Large groups of smaller balance homogeneous loans, such as non-TDR commercial, consumer and residential real estate loans, are collectively evaluated for ALL purposes, and accordingly, are not separately identified for ALL disclosures.

Loans Acquired through Business Combination with Deteriorated Credit Quality—Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 310-30, “Loan and Debt Securities Acquired with Deteriorated Credit Quality”, applies to loans acquired in a business combination that have evidence of deterioration of credit quality since origination and for which it is probable, at acquisition, that we will be unable to collect all contractually required payments receivable. In accordance with this guidance, these loans are initially recorded at fair value (as determined by the present value of expected future cash flows) with no valuation allowance. The difference between the undiscounted cash flows expected at acquisition and the investment in the loan, or the “accretable” yield, is recognized as interest income over the life of the loans using a method that approximates the level-yield method. Contractually required payments for interest and principal that exceed the undiscounted cash flows expected to be collected at acquisition, or the “nonaccretable” yield, are not recognized as a yield adjustment, a loss accrual, or a valuation allowance. Non-accretable yield represents estimated future credit losses expected to be incurred over the life of the loan. Increases in expected cash flows subsequent to the initial investment are recognized prospectively through reclassification from non-accretable discount to accretable discount and adjustment of the yield on the loan into interest income over its remaining life. Decreases in expected cash flows are recognized as impairments through ALL. Valuation allowances on these impaired loans reflect only losses incurred after the acquisition.

Non-marketable Equity Securities — Non-marketable equity securities are comprised of Federal Home Loan Bank (FHLB) stock and Federal Reserve Bank (FRB) stock, and are carried at cost.

The Bank is a member of the FHLB system. Members are required to own a certain amount of FHLB stock based on the Bank’s level of borrowings from the FHLB and other factors, and may invest in additional amounts of FHLB stock. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on the ultimate recovery of par value. The determination of whether a decline affects the ultimate recovery is influenced by criteria such as: (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount and length of time a decline has persisted; (2) the impact of legislative and regulatory changes on the FHLB; and (3) the liquidity position of the FHLB. Both cash and stock dividends are reported as income.

FHLB stock is evaluated quarterly for impairment. Quarterly cash dividends are paid on FHLB stock owned by members as a condition for required membership and also paid on stock owned based on activity.

The following table presents the membership and activity stock quarterly cash dividend annualized rates paid during fiscal 2016:

	Annualized Dividend Rate
Quarterly Dividend Payment Date	Membership Stock	Activity Stock
November 2015	0.50%	2.50%
February 2016	0.60%	2.60%
May 2016	0.60%	2.80%
August 2016	0.60%	2.80%

Based on management’s quarterly evaluation, no impairment has been recorded on these securities.

As a National Banking Association, the Bank must be a member of the Federal Reserve system. Each member bank is required to subscribe to Federal Reserve Stock in an amount equal to 6 percent of its capital and surplus. Although the par value of the stock is $100 per share, banks (including the Bank) pay only $50 per share at the time of purchase, with the understanding that the other half of the subscription amount is subject to call at any time. Dividends are paid at the statutory rate of 6 percent per annum, or $1.50 per share semi-annually on the last business day of June and December.

Foreclosed and Repossessed Assets, net – Assets acquired through foreclosure or repossession are initially recorded at fair value, less estimated costs to sell, which establishes a new cost basis. If the fair value declines subsequent to foreclosure or repossession, a valuation allowance is recorded through expense. Costs incurred after acquisition are expensed and are included in non-interest expense, other in the Consolidated Statements of Operations.

Goodwill—Goodwill resulting from the acquisition by merger of CBN was determined as the excess of the fair value of the consideration transferred, over the fair value of the net assets acquired, less liabilities assumed in the acquisition by merger, as of the acquisition date. Goodwill resulting from the selective purchase of loans and deposits from Central Bank in February 2016 was determined as the excess of the Premium Deposit less the Core Deposit Intangible as of the acquisition date. Goodwill is determined to have an indefinite useful life, and is not amortized. Goodwill is tested for impairment at least annually or more frequently if events and circumstances exist that indicate that a goodwill impairment test should be performed.

The following table provides changes in goodwill from September 30, 2015 through September 30, 2016:

Balance at beginning of period	$—
Select loans and deposit purchase from Central Bank (See Note 3)	435
CBN acquisition (See Note 3)	4,228
Valuation allowance	—

Balance at end of period	$4,663

Office Properties and Equipment—Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Maintenance and repair costs are charged to expense as incurred. Gains or losses on disposition of office properties and equipment are reflected in income. Buildings and related components are depreciated using the straight-line method with useful lives ranging from 10 to 40 years. Furniture, fixtures and equipment are depreciated using the straight-line (or accelerated) method with useful lives ranging from 3 to 10 years. Leasehold improvements are depreciated using the straight-line (or accelerated) method with useful lives based on the lesser of (a) the estimated life of the lease, or (b) the estimated useful life of the leasehold improvement.

Intangible Assets—Intangible assets consist of core deposit intangible assets arising from acquisitions. They were initially measured at fair value and amortized over their estimated useful lives, ranging from 7 to 15 years. The balances of core deposit intangible assets were $872 and $104 at September 30, 2016 and 2015, respectively. Amortization expense related to these core deposit intangible assets was $111 and $57 for the years ended September 30, 2016 and 2015, respectively. Accumulated amortization on core deposit intangible assets was $2,527 and $2,416, at September 30, 2016 and 2015, respectively.

Interest Bearing Deposits—Other interest bearing deposits are certificate of deposit investments made by the Bank with other financial institutions that are carried at cost and mature within two to three years. Balances over $250 in those institutions are not insured by the FDIC and therefore pose a potential risk in the event the institution were to fail. As of September 30, 2016 and 2015, there were no uninsured deposits.

Advertising, Marketing and Public Relations Expense—The Company expenses all advertising, marketing and public relations costs as they are incurred. Total costs for the years ended September 30, 2016 and 2015 were $701 and $659, respectively.

Income Taxes – The Company accounts for income taxes in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (“ASC”) Topic 740, “Income Taxes.” Under this guidance, deferred taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates that will apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income or expense in the period that includes the enactment date. See Note 15, “Income Taxes” for details on the Company’s income taxes.

The Company regularly reviews the carrying amount of its net deferred tax assets to determine if the establishment of a valuation allowance is necessary. If based on the available evidence, it is more likely than not that all or a portion of the Company’s net deferred tax assets will not be realized in future periods, a deferred tax valuation allowance would be established. Consideration is given to various positive and negative factors that could affect the realization of the deferred tax assets. In evaluating this available evidence, management considers, among other things, historical performance, expectations of future earnings, the ability to carry back losses to recoup taxes previously paid, the length of statutory carry forward periods, any experience with utilization of operating loss and tax credit carry forwards not expiring, tax planning strategies and timing of reversals of temporary differences. Significant judgment is required in assessing future earnings trends and the timing of reversals of temporary differences. Accordingly, the Company’s evaluation is based on current tax laws as well as management’s expectations of future performance.

Revenue Recognition—The Company recognizes revenue in the consolidated statements of operations as it is earned and when collectability is reasonably assured. The primary source of revenue is interest income from interest earning assets, which is recognized on the accrual basis of accounting using the effective interest method. The recognition of revenues from interest earning assets is based upon formulas from underlying loan agreements, securities contracts or other similar contracts. Non-interest income is recognized on the accrual basis of accounting as services are provided or as transactions occur. Non-interest income includes fees from brokerage and advisory service, deposit accounts, merchant services, ATM and debit card fees, mortgage banking activities, and other miscellaneous services and transactions.

Transfers of Financial Assets - Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company-put presumptively beyond the reach of the transferor and its creditors, even in bankruptcy or other receivership, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Earnings Per Share – Basic earnings per common share is net income or loss divided by the weighted average number of common shares outstanding during the period. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable during the period, consisting of stock options outstanding under the Company’s stock incentive plans that have an exercise price that is less than the Company’s stock price on the reporting date.

Loss Contingencies—Loss contingencies, including claims and legal actions arising in the normal course of business, are recorded as liabilities when the likelihood of loss is probable and an amount of loss can be reasonably estimated.

Off-Balance-Sheet Financial Instruments—In the ordinary course of business, the Bank has entered into off-balance sheet financial instruments consisting of commitments to extend credit and commitments under lines of credit arrangements, issued to meet customer financial needs. Such financial instruments are recorded in the financial statements when they become payable.

Other Comprehensive Income —Accumulated and other comprehensive income or loss is comprised of the unrealized and realized gains and losses on securities available for sale and pension liability adjustments, net of tax, and is shown on the accompanying Consolidated Statements of Other Comprehensive Income.

Operating Segments—While our chief decision makers monitor the revenue streams of the various banking products and services, operations are managed and financial performance is evaluated on a Company-wide basis. Accordingly, all of the Company’s banking operations are considered by management to be aggregated in one reportable operating segment.

Bank Owned Life Insurance (BOLI) - The Bank invests in bank-owned life insurance (BOLI) as a source of funding for employee benefit expenses. BOLI involves the purchasing of life insurance by the Bank on a select group of employees. The Bank is the owner and beneficiary of the policies. Income from the increase in cash surrender value of the policies as well as the receipt of death benefits is included in non-interest income on the consolidated statement of income.

Reclassifications – Certain items previously reported were reclassified for consistency with the current presentation.

Recent Accounting Standards—In August, 2016 the FASB issued Accounting Standards Update (“ASU”) 2016-15, “Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments”. ASU 2016-15 is intended to provide specific guidance on how certain cash receipts and cash payments are presented and classified in the statement of cash flows under Topic 230, in order to reduce existing diversity in practice. For public entities, ASU 2016-15 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Company has not yet evaluated the potential effects of adopting ASU 2016-15 on the Company’s consolidated results of operations, financial position or cash flows.

In June, 2016 the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments.” ASU 2016-13 is intended to provide financial statement users with more decision-useful information about the excepted credit losses on financial instruments and other commitments to extend credit. For public entities, ASU 2016-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company has not yet evaluated the potential effects of adopting ASU 2016-13 on the Company’s consolidated results of operations, financial position or cash flows.

In May, 2016, the FASB issued ASU 2016-12, “Revenue from Contracts with Customers (Topic 606); Narrow-Scope Improvements and Practical Expedients.” ASU 2016-12 is intended to address certain specific issues identified by the FASB-IASB Joint Transition Resource Group for Revenue Recognition with respect to ASU 2014-09, “Revenue from Contracts with Customers (Topic 606).” For public entities, ASU 2016-12 is effective on a retrospective basis for the annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is not permitted. The Company expects the adoption of ASU 2016-12 will have no material effect on the Company’s consolidated results of operations, financial position or cash flows.

In March, 2016, the FASB issued ASU 2016-09—“Compensation-Stock Compensation” (Topic 718) Improvements to Employee Share-Based Payment Accounting. ASU 2016-09 is intended to simplify certain areas of share-based payment transaction accounting, including the income tax consequences, equity or liability classification of certain share awards, and classification on the statement of cash flows. ASU 2016-09 is effective for the annual periods, and interim periods within those annual periods, beginning after December 15, 2016. Early adoption is permitted. The Company expects the adoption of ASU 2016-09 to have no material effect on the Company’s results of operations, financial position or cash flows.

In February, 2016, the FASB issued ASU 2016-02—“Leases” (Topic 842). ASU 2016-02 is intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 is effective for the annual periods, and interim periods within those annual periods, beginning after December 15, 2018. Early adoption is permitted. The Company has not yet evaluated the impact of the adoption of ASU 2016-02 on the Company’s results of operations, financial position or cash flows.

In January, 2016, the FASB issued ASU 2016-01—“Recognition and Measurement of Financial Assets and Financial Liabilities” (Subtopic 825-10). ASU 2016-01 is intended to address certain aspects of recognition, measurement, presentation and disclosure of financial instruments. For public entities, ASU 2016-01 is effective for the annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is not permitted, except for certain provisions of ASU 2016-01, which are not applicable to the Company. The Company expects the adoption of ASU 2016-01 to have no material effect on the Company’s results of operations, financial position or cash flows.